Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 09, 2021	Aug. 03, 2021	Jul. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash Equivalents, at Carrying Value				$ 0		$ 0	$ 0	$ 0
Unrecognized Tax Benefits				0		0	0	0
Accrued for interest and penalties				0		0	$ 0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							9,075
Gross patent costs				70,746		70,746	$ 70,746	70,746
Accumulated amortization				43,172		37,528	42,044	37,528
Asset impairment				0	$ 0		0
Amortization expense				1,128	1,114		4,516	4,516
Impairment losses on long lived assets				0	0		0	0
Dilutive instruments				0	$ 0		0	0
Capitalized costs				$ 1,054,573		166,342	394,147	166,342
Advertising expense							$ 9,247	8,015
Equipment [Member]
Property and equipment estimated useful lives				7 years			7 years
Leasehold Improvements [Member]
Property and equipment estimated useful lives				10 years			10 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives				7 years			7 years
Alpha Healthcare Acquisition Corp. III [Member]
Unrecognized Tax Benefits						0	$ 0	0
FDIC Insured Amount				$ 250,000			250,000
Accrued for interest and penalties						$ 0	0	0
Stock issued during the period share based compensation forfeited						451,474
Offering costs incurred							92,070
Gain on expiration of overallotment option	$ 127,035					$ 127,035	0
Fair value of overallotment liability at the initial public offering date							158,275
Fair value of overallotment liability partially extinguished upon exercise of option		$ 28,317
Marketable securities held in Trust Account				158,368,990		$ 154,449,121	156,693,598	$ 154,449,121
Proceeds from Sale of Restricted Investments				0
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		444,103
IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock issuance costs				$ 3,461,151			$ 3,461,151
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Temporary equity shares outstanding				15,444,103			15,444,103
Common Class A [Member] | IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Offering costs incurred							$ 233,411
Class A Common Stock Subject To Possible Redemption [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock issuance cost allocation based on temporary equity fair value				$ 9,905,857			9,905,857
Class A Common Stock Subject To Possible Redemption [Member] | IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Offering costs incurred							9,664,188
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Weighted average shares subject to forfeiture						562,500
Common stock shares for which the forfeiture option expired		111,026
Stock issued during the period share based compensation forfeited						451,474
NonRisk Incentive Private Shares [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Sale of Stock, Consideration Received on Transaction			$ 1,186,448
Public Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock issuance cost allocation based on derivative fair value				239,247			239,247
Public Warrants [Member] | Class A Common Stock Subject To Possible Redemption [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs							9,897,599
Stock issuance costs				$ 10,145,105			$ 10,145,105